INCOME TAXES - Summary of Loss Before Benefit from Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States			$ (37,884)	$ (40,344)	$ (287)
Foreign			(8,370)	(5,352)	(4,589)
Loss before income tax (benefit) expense	$ (48,488)	$ (33,408)	$ (46,254)	$ (45,696)	$ (4,876)